Financial instruments - fair values and risk management - Summary of Tabular Form Of Interest Bearing Loans And Borrowings (Detail) € in Thousands, R in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ZAR (R)
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 1,203		€ 3,008
Total non-current interest-bearing loans and borrowings	0		764
ZAR
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total non-current interest-bearing loans and borrowings	€ 0		€ 764
ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%
Financial institution loan (ZAR 1.25% interest)
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate			1.25%	1.25%
Financial institution loan (ZAR 1.25% interest) | ZAR
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 0		€ 1,537
Financial institution loan (ZAR 1.25% interest) | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	1.25%	1.25%	1.25%	1.25%
Facility amount | R				R 49,944
Debt instrument face value | R				R 49,944
Financial institution loan (ZAR 15% interest)
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	15.00%	15.00%	15.00%	15.00%
Financial institution loan (ZAR 15% interest) | ZAR
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 1,073		€ 1,318
Financial institution loan (ZAR 15% interest) | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	15.00%	15.00%	15.00%	15.00%
Facility amount | R		R 75,032		R 75,032
Debt instrument face value | R		R 75,032		R 75,032
Other loans (NGN 0%)
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%
Other loans (NGN 0%) | NGN
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 122		€ 126
Other loans (NGN 0%) | NGN | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%
Other loans (EUR 0%)
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%
Other loans (EUR 0%) | EUR
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 8		€ 27
Other loans (EUR 0%) | EUR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%